INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 1,280,371	$ 1,046,172
Excess of presumptive income not recognized as deferred tax assets	197,908	243,021
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	1,478,279	1,289,193
Up to 1 year
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	13
Excess of presumptive income not recognized as deferred tax assets		44,318
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	23	15
Excess of presumptive income not recognized as deferred tax assets	59,128	60,302
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	904
Excess of presumptive income not recognized as deferred tax assets	46,894	51,056
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets	55,195	58,965
Later than four years and not later than five years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	175,081	174,370
Excess of presumptive income not recognized as deferred tax assets	27,222	28,380
Later than five years and not later than six years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	298,235	279,545
Excess of presumptive income not recognized as deferred tax assets	9,469
Later than six years and not later than seven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	244,574	156,521
Later than seven years and not later than eight years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	112,786	4,293
Later than twelve years and not later than thirteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	5,715
Later than thirteen years and not later than Fourteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	4,443
Later Than Thirteen Years And Not Later Than Fifteen Years [Member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	3,082
Later Than Thirteen Years And Not Later Than Sixteen Years [Member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	2,838
Without expiration date [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 432,676	$ 431,428